Performance Management	Apr. 30, 2026
Corporate Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]	Because the fund has not yet begun investment operations, information regarding investment results is not available as of the date of this prospectus.
Performance One Year or Less [Text]	Because the fund has not yet begun investment operations, information regarding investment results is not available as of the date of this prospectus.
Global Growth Fund - Class 1 Shares | Global Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 24.38% (quarter ended June 30, 2020) Lowest -16.57% (quarter ended June 30, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	24.38%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(16.57%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date — 4/30/97)	21.98%	8.51%	12.46%	10.57%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	22.34	11.19	11.72	7.61

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
SMALLCAP World Fund - Class 1 Shares | SMALLCAP World Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 29.35% (quarter ended June 30, 2020) Lowest -25.15% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	29.35%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(25.15%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date — 4/30/98)	14.89%	0.73%	7.50%	8.69%
MSCI ACWI IMI Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	22.06	10.75	11.45	7.11
MSCI All Country World Small Cap Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	19.72	7.29	9.32	8.02

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
U.S. Small and Mid Cap Equity Fund - Class 1 Shares | U.S. Small and Mid Cap Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows the fund’s investment results of the Class 1 shares of the fund for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows the fund’s investment results of the Class 1 shares of the fund for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows the fund’s investment results of the Class 1 shares of the fund for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 12.42% (quarter ended June 30, 2025) Lowest -4.33% (quarter ended March 31, 2025)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	12.42%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(4.33%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	Lifetime
Fund (inception date — 11/15/2024)	15.95%	11.19%
Russell 3000® Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.15	15.18
Russell 2500™ Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	11.91	8.16
Russell Midcap® Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	10.60	6.77

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Growth Fund - Class 1 Shares | Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 28.73% (quarter ended June 30, 2020) Lowest -23.00% (quarter ended June 30, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	28.73%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(23.00%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date — 2/8/84)	20.54%	13.66%	18.26%	13.82%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.88	14.42	14.82	11.96

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
EUPAC Fund - Class 1 Shares | EUPAC Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 21.77% (quarter ended December 31, 2020) Lowest -24.54% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	21.77%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(24.54%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date — 5/1/90)	27.04%	3.66%	7.26%	7.72%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	32.39	7.91	8.41	6.25

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
New World Fund - Class 1 Shares | New World Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 24.71% (quarter ended June 30, 2020) Lowest -23.06% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	24.71%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(23.06%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date — 6/17/99)	28.60%	5.59%	9.53%	8.48%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	22.34	11.19	11.72	6.67
MSCI Emerging Markets Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	33.57	4.20	8.42	7.20

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Capital World Growth and Income Fund - Class 1 Shares | Capital World Growth and Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 19.26% (quarter ended June 30, 2020) Lowest -25.44% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	19.26%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(25.44%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date — 5/1/06)	25.16%	10.56%	11.30%	8.39%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	22.34	11.19	11.72	7.77

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Growth-Income Fund - Class 1 Shares | Growth-Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 20.06% (quarter ended June 30, 2020) Lowest -19.72% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	20.06%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(19.72%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date — 2/8/84)	18.37%	14.19%	14.20%	11.84%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.88	14.42	14.82	11.96

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
International Growth and Income Fund - Class 1 Shares | International Growth and Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 20.78% (quarter ended December 31, 2020) Lowest -24.70% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	20.78%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(24.70%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date — 11/18/08)	35.83%	7.97%	8.08%	8.74%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	32.39	7.91	8.41	8.54

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Washington Mutual Investors Fund - Class 1 Shares | Washington Mutual Investors Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. The results for all of the years shown reflect the operation of the fund as the Blue Chip Income and Growth Fund prior to May 1, 2021. Accordingly, results for such periods may not be representative of the fund’s results had the fund been operated under its current strategy during the entire period. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 19.72% (quarter ended June 30, 2020) Lowest -23.38% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	19.72%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(23.38%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date — 7/5/01)	17.50%	14.17%	12.65%	8.28%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.88	14.42	14.82	9.34

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Capital Income Builder - Class 1 Shares | Capital Income Builder
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 11.32% (quarter ended December 31, 2022) Lowest -14.86% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	11.32%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(14.86%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date — 5/1/14)	20.69%	9.36%	7.84%	6.58%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	22.34	11.19	11.72	9.92
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.73	7.73	8.92	7.68
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30	–0.36	2.01	2.02

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Asset Allocation Fund - Class 1 Shares | Asset Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 13.87% (quarter ended June 30, 2020) Lowest -13.47% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	13.87%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(13.47%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date — 8/1/89)	16.16%	9.24%	10.05%	8.83%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.88	14.42	14.82	10.80
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.70	8.47	9.78	8.75
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30	–0.36	2.01	5.07

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
American Funds Global Balanced Fund - Class 1 Shares | American Funds Global Balanced Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 10.76% (quarter ended June 30, 2020) Lowest -12.29% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	10.76%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(12.29%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date — 5/2/11)	17.42%	6.37%	7.96%	6.72%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	22.34	11.19	11.72	9.40
Global Balanced Historical Benchmarks Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	15.15	5.53	7.49	6.01
Global Balanced Fixed Income Historical Benchmarks Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.86	–2.75	0.95	0.65

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
American Funds Mortgage Fund - Class 1 Shares | American Funds Mortgage Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 6.86% (quarter ended December 31, 2023) Lowest -5.05% (quarter ended September 30, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	6.86%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(5.05%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date — 5/2/11)	8.92%	0.57%	1.94%	2.24%
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30	–0.36	2.01	2.35
Bloomberg U.S. Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	8.58	0.15	1.59	1.98

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
American High-Income Trust - Class 1 Shares | American High-Income Trust
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 8.82% (quarter ended June 30, 2020) Lowest -12.46% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	8.82%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(12.46%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date — 2/8/84)	8.52%	5.87%	7.22%	8.32%
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30	–0.36	2.01	6.09
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	8.62	4.50	6.52	N/A

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Capital World Bond Fund - Class 1 Shares | Capital World Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe or other relevant metrics. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe or other relevant metrics.
Bar Chart Narrative [Text Block]
The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe or other relevant metrics.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 9.01% (quarter ended December 31, 2023) Lowest -8.40% (quarter ended March 31, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	9.01%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(8.40%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date — 10/4/06)	9.55%	–2.27%	1.47%	2.69%
Bloomberg Global Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	8.17	–2.15	1.26	2.35

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
The Bond Fund of America - Class 1 Shares | The Bond Fund of America
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 6.74% (quarter ended December 31, 2023) Lowest -5.17% (quarter ended March 31, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	6.74%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(5.17%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date — 1/2/96)	7.40%	0.10%	2.61%	4.11%
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30	–0.36	2.01	4.22

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
U.S. Government Securities Fund - Class 1 Shares | U.S. Government Securities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe or other relevant metrics. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe or other relevant metrics.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe or other relevant metrics.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 7.46% (quarter ended March 31, 2020) Lowest -5.10% (quarter ended September 30, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	7.46%
Highest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(5.10%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date — 12/2/85)	8.01%	0.01%	1.95%	5.09%
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30	–0.36	2.01	5.61
Bloomberg U.S. Government/Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.09	–0.53	1.46	5.35

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Ultra-Short Bond Fund - Class 1 Shares | Ultra-Short Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. The results for certain of the years shown reflect the operation of the fund as a cash management fund prior to its conversion to an ultra-short-term bond fund on May 1, 2016. Accordingly, results for such periods may not be representative of the fund's results had the fund been operated as an ultra-short-term bond fund during the entire period. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 1.39% (quarter ended September 30, 2024) Lowest -0.09% (quarter ended December 31, 2021)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	1.39%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(0.09%)
Lowest Quarterly Return, Date	Dec. 31, 2021
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date — 2/8/84)	4.15%	3.02%	1.96%	3.28%
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30	–0.36	2.01	6.09
Bloomberg Short-Term Government/Corporate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	4.46	3.12	2.34	N/A

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Global Growth Fund - Class 1A Shares | Global Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

Lifetime returns are from April 30, 1997, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 24.30% (quarter ended June 30, 2020) Lowest -16.61% (quarter ended June 30, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	24.30%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(16.61%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years*	Lifetime*
Fund	21.63%	8.24%	12.18%	10.30%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	22.34	11.19	11.72	7.61

* Lifetime returns are from April 30, 1997, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
SMALLCAP World Fund - Class 1A Shares | SMALLCAP World Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

Lifetime returns are from April 30, 1998, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 29.29% (quarter ended June 30, 2020) Lowest -25.21% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	29.29%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(25.21%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years*	Lifetime*
Fund	14.63%	0.49%	7.24%	8.42%
MSCI ACWI IMI Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	22.06	10.75	11.45	7.11
MSCI All Country World Small Cap Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	19.72	7.29	9.32	8.02

* Lifetime returns are from April 30, 1998, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
U.S. Small and Mid Cap Equity Fund - Class 1A Shares | U.S. Small and Mid Cap Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows the fund’s investment results of the Class 1A shares of the fund for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows the fund’s investment results of the Class 1A shares of the fund for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows the fund’s investment results of the Class 1A shares of the fund for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 12.42% (quarter ended June 30, 2025) Lowest -4.33% (quarter ended March 31, 2025)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	12.42%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(4.33%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	Lifetime
Fund	15.93%	11.18%
Russell 3000® Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.15	15.18
Russell 2500™ Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	11.91	8.16
Russell Midcap® Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	10.60	6.77

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Growth Fund - Class 1A Shares | Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 28.65% (quarter ended June 30, 2020) Lowest -23.05% (quarter ended June 30, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	28.65%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(23.05%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years*	Lifetime*
Fund	20.24%	13.37%	17.97%	13.54%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.88	14.42	14.82	11.96

* Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
EUPAC Fund - Class 1A Shares | EUPAC Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

Lifetime returns are from May 1, 1990, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 21.69% (quarter ended December 31, 2020) Lowest -24.62% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	21.69%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(24.62%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years*	Lifetime*
Fund	26.68%	3.40%	7.00%	7.45%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	32.29	7.91	8.41%	6.25

* Lifetime returns are from May 1, 1990, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
New World Fund - Class 1A Shares | New World Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

Lifetime returns are from June 17, 1999, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 24.63% (quarter ended June 30, 2020) Lowest -23.12% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	24.63%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(23.12%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years*	Lifetime*
Fund	28.27%	5.32%	9.26%	8.21%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	22.34	11.19	11.72	6.67
MSCI Emerging Markets Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	33.57	4.20	8.42	7.20

* Lifetime returns are from June 17, 1999, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Capital World Growth and Income Fund - Class 1A Shares | Capital World Growth and Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

Lifetime returns are from May 1, 2006, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 19.20% (quarter ended June 30, 2020) Lowest -25.50% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	19.20%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(25.50%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years*	Lifetime*
Fund	24.79%	10.28%	11.04%	8.13%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	22.34	11.19	11.72	7.77

* Lifetime returns are from May 1, 2006, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Growth-Income Fund - Class 1A Shares | Growth-Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 20.00% (quarter ended June 30, 2020) Lowest -19.77% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	20.00%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(19.77%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years*	Lifetime*
Fund	18.06%	13.90%	13.93%	11.56%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.88	14.42	14.82	11.96

* Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
International Growth and Income Fund - Class 1A Shares | International Growth and Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

Lifetime returns are from November 18, 2008, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 20.73% (quarter ended December 31, 2020) Lowest -24.74% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	20.73%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(24.74%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years*	Lifetime*
Fund	35.35%	7.68%	7.82%	8.47%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	32.39	7.91	8.41	8.54

* Lifetime returns are from November 18, 2008, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Washington Mutual Investors Fund - Class 1A Shares | Washington Mutual Investors Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. The results for all of the years shown reflect the operation of the fund as the Blue Chip Income and Growth Fund prior to May 1, 2021. Accordingly, results for such periods may not be representative of the fund’s results had the fund been operated under its current strategy during the entire period. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

Lifetime returns are from July 5, 2001, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 19.69% (quarter ended June 30, 2020) Lowest -23.46% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	19.69%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(23.46%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years*	Lifetime*
Fund	17.21%	13.88%	12.37%	8.02%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.88	14.42	14.82	9.34

* Lifetime returns are from July 5, 2001, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Capital Income Builder - Class 1A Shares | Capital Income Builder
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

Lifetime returns are from May 1, 2014, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 11.26% (quarter ended December 31, 2022) Lowest -14.94% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	11.26%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(14.94%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years*	Lifetime*
Fund	20.42%	9.09%	7.58%	6.32%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	22.34	11.19	11.72	9.92
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.73	7.73	8.92	7.68
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30	–0.36	2.01	2.02

* Lifetime returns are from May 1, 2014, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Asset Allocation Fund - Class 1A Shares | Asset Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

Lifetime returns are from August 1, 1989, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 13.82% (quarter ended June 30, 2020) Lowest -13.51% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	13.82%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(13.51%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years*	Lifetime*
Fund	15.86%	8.97%	9.78%	8.56%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.88	14.42	14.82	10.80
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.70	8.47	9.78	8.75
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30	–0.36	2.01	5.07

* Lifetime returns are from August 1, 1989, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
American Funds Global Balanced Fund - Class 1A Shares | American Funds Global Balanced Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

Lifetime returns are from May 2, 2011, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 10.61% (quarter ended June 30, 2020) Lowest -12.31% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	10.61%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(12.31%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years*	Lifetime*
Fund	17.21%	6.12%	7.71%	6.47%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	22.34	11.19	11.72	9.40
Global Balanced Historical Benchmarks Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	15.15	5.53	7.49	6.01
Global Balanced Fixed Income Historical Benchmarks Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	4.86	–2.75	0.95	0.65

* Lifetime returns are from May 2, 2011, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
American Funds Mortgage Fund - Class 1A Shares | American Funds Mortgage Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

Lifetime returns are from May 2, 2011, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 6.74% (quarter ended December 31, 2023) Lowest -5.10% (quarter ended September 30, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	6.74%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(5.10%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years*	Lifetime*
Fund	8.57%	0.31%	1.69%	1.99%
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30	–0.36	2.01	2.35
Bloomberg U.S. Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	8.58	0.15	1.59	1.98

* Lifetime returns are from May 2, 2011, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
American High-Income Trust - Class 1A Shares | American High-Income Trust
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 8.82% (quarter ended June 30, 2020) Lowest -12.58% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	8.82%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(12.58%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years*	Lifetime*
Fund	8.19%	5.59%	6.96%	8.05%
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30	–0.36	2.01	6.09
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	8.62	4.50	6.52	N/A

* Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Capital World Bond Fund - Class 1A Shares | Capital World Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe or other relevant metrics. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe or other relevant metrics.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe or other relevant metrics.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

Lifetime returns are from October 4, 2006, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 8.97% (quarter ended December 31, 2023) Lowest -8.50% (quarter ended March 31, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	8.97%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(8.50%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years*	Lifetime*
Fund	9.31%	–2.50%	1.24%	2.44%
Bloomberg Global Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	8.17	–2.15	1.26	2.35

* Lifetime returns are from October 4, 2006, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
The Bond Fund of America - Class 1A Shares | The Bond Fund of America
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

Lifetime returns are from January 2, 1996, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 6.59% (quarter ended December 31, 2023) Lowest -5.29% (quarter ended March 31, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	6.59%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(5.29%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years*	Lifetime*
Fund	7.24%	–0.14%	2.37%	3.85%
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30	–0.36	2.01	4.22

* Lifetime returns are from January 2, 1996, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
U.S. Government Securities Fund - Class 1A Shares | U.S. Government Securities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe or other relevant metrics. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe or other relevant metrics.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe or other relevant metrics.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

Lifetime returns are from December 2, 1985, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 7.31% (quarter ended March 31, 2020) Lowest -5.21% (quarter ended September 30, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	7.31%
Highest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(5.21%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years*	Lifetime*
Fund	7.80%	–0.24%	1.71%	4.83%
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30	–0.36	2.01	5.61
Bloomberg U.S. Government/Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.09	–0.53	1.46	5.35

* Lifetime returns are from December 2, 1985, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Ultra-Short Bond Fund - Class 1A Shares | Ultra-Short Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. The results for certain of the years shown reflect the operation of the fund as a cash management fund prior to its conversion to an ultra-short-term bond fund on May 1, 2016. Accordingly, results for such periods may not be representative of the fund's results had the fund been operated as an ultra-short-term bond fund during the entire period. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 1.30% (quarter ended September 30, 2024) Lowest -0.09% (quarter ended March 31, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	1.30%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(0.09%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years*	Lifetime*
Fund	3.92%	2.90%	1.88%	3.06%
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30	–0.36	2.01	6.09
Bloomberg Short-Term Government/Corporate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	4.46	3.12	2.34	N/A

* Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Global Growth Fund - Class 2 Shares | Global Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 24.30% (quarter ended June 30, 2020) Lowest -16.61% (quarter ended June 30, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	24.30%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(16.61%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date — 4/30/97)	21.62%	8.23%	12.17%	10.30%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	22.34	11.19	11.72	7.61

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
SMALLCAP World Fund - Class 2 Shares | SMALLCAP World Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 29.32% (quarter ended June 30, 2020) Lowest -25.21% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	29.32%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(25.21%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date — 4/30/98)	14.64%	0.49%	7.23%	8.42%
MSCI ACWI IMI Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	22.06	10.75	11.45	7.11
MSCI All Country World Small Cap Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	19.72	7.29	9.32	8.02

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
U.S. Small and Mid Cap Equity Fund - Class 2 Shares | U.S. Small and Mid Cap Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows the fund’s investment results of the Class 2 shares of the fund for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows the fund’s investment results of the Class 2 shares of the fund for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows the fund’s investment results of the Class 2 shares of the fund for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 12.42% (quarter ended June 30, 2025) Lowest -4.33% (quarter ended March 31, 2025)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	12.42%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(4.33%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	Lifetime
Fund	15.93%	11.17%
Russell 3000® Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.15	15.18
Russell 2500™ Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	11.91	8.16
Russell Midcap® Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	10.60	6.77

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Growth Fund - Class 2 Shares | Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 28.64% (quarter ended June 30, 2020) Lowest -23.06% (quarter ended June 30, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	28.64%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(23.06%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime*
Fund	20.24%	13.37%	17.97%	13.54%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.88	14.42	14.82	11.96

* Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 2 shares began investment operations on April 30, 1997; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
EUPAC Fund - Class 2 Shares | EUPAC Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 21.73% (quarter ended December 31, 2020) Lowest -24.59% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	21.73%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(24.59%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime*
Fund	26.77%	3.40%	7.00%	7.46%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	32.39	7.91	8.41	6.25

* Lifetime returns are from May 1, 1990, the date the fund began investment operations. Class 2 shares began investment operations on April 30, 1997; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
New World Fund - Class 2 Shares | New World Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 24.66% (quarter ended June 30, 2020) Lowest -23.13% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	24.66%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(23.13%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date — 6/17/99)	28.29%	5.33%	9.25%	8.21%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	22.34	11.19	11.72	6.67
MSCI Emerging Markets Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	33.57	4.20	8.42	7.20

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Capital World Growth and Income Fund - Class 2 Shares | Capital World Growth and Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 19.17% (quarter ended June 30, 2020) Lowest -25.49% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	19.17%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(25.49%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date — 5/1/06)	24.80%	10.29%	11.02%	8.12%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	22.34	11.19	11.72	7.77

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Growth-Income Fund - Class 2 Shares | Growth-Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 20.00% (quarter ended June 30, 2020) Lowest -19.77% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	20.00%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(19.77%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime*
Fund	18.06%	13.90%	13.92%	11.56%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.88	14.42	14.82	11.96

* Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 2 shares began investment operations on April 30, 1997; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
International Growth and Income Fund - Class 2 Shares | International Growth and Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 20.79% (quarter ended December 31, 2020) Lowest -24.72% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	20.79%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(24.72%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date — 11/18/08)	35.41%	7.69%	7.81%	8.47%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	32.39	7.91	8.41	8.54

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Washington Mutual Investors Fund - Class 2 Shares | Washington Mutual Investors Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. The results for all of the years shown reflect the operation of the fund as the Blue Chip Income and Growth Fund prior to May 1, 2021. Accordingly, results for such periods may not be representative of the fund’s results had the fund been operated under its current strategy during the entire period. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 19.65% (quarter ended June 30, 2020) Lowest -23.45% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	19.65%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(23.45%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date — 7/5/01)	17.21%	13.89%	12.36%	8.01%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.88	14.42	14.82	9.34

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Capital Income Builder - Class 2 Shares | Capital Income Builder
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 11.26% (quarter ended December 31, 2022) Lowest -14.85% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	11.26%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(14.85%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date — 5/1/14)	20.41%	9.08%	7.59%	6.37%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	22.34	11.19	11.72	9.92
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.73	7.73	8.92	7.68
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30	–0.36	2.01	2.02

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Asset Allocation Fund - Class 2 Shares | Asset Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 13.78% (quarter ended June 30, 2020) Lowest -13.49% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	13.78%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(13.49%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime*
Fund	15.85%	8.97%	9.77%	8.56%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.88	14.42	14.82	10.80
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.70	8.47	9.78	8.75
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30	–0.36	2.01	5.07

* Lifetime returns are from August 1, 1989, the date the fund began investment operations. Class 2 shares began investment operations on April 30, 1997; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
American Funds Global Balanced Fund - Class 2 Shares | American Funds Global Balanced Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 10.61% (quarter ended June 30, 2020) Lowest -12.24% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	10.61%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(12.24%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date — 5/2/11)	17.14%	6.11%	7.69%	6.45%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	22.34	11.19	11.72	9.40
Global Balanced Historical Benchmarks Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	15.15	5.53	7.49	6.01
Global Balanced Fixed Income Historical Benchmarks Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	4.86	–2.75	0.95	0.65

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
American Funds Mortgage Fund - Class 2 Shares | American Funds Mortgage Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 6.69% (quarter ended December 31, 2023) Lowest -5.09% (quarter ended September 30, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	6.69%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(5.09%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date — 5/2/11)	8.63%	0.31%	1.68%	1.98%
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30	–0.36	2.01	2.35
Bloomberg U.S. Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	8.58	0.15	1.59	1.98

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
American High-Income Trust - Class 2 Shares | American High-Income Trust
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 8.84% (quarter ended June 30, 2020) Lowest -12.58% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	8.84%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(12.58%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime*
Fund	8.24%	5.60%	6.96%	8.05%
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30	–0.36	2.01	6.09
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	8.62	4.50	6.52	N/A

* Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 2 shares began investment operations on April 30, 1997; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Capital World Bond Fund - Class 2 Shares | Capital World Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe or other relevant metrics. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe or other relevant metrics.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe or other relevant metrics.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 9.02% (quarter ended December 31, 2023) Lowest -8.55% (quarter ended March 31, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	9.02%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(8.55%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime*
Fund	9.39%	–2.50%	1.23%	2.42%
Bloomberg Global Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	8.17	–2.15	1.26	2.35

* Lifetime returns are from October 4, 2006, the date the fund began investment operations. Class 2 shares began investment operations on November 6, 2006; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
The Bond Fund of America - Class 2 Shares | The Bond Fund of America
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 6.74% (quarter ended December 31, 2023) Lowest -5.33% (quarter ended March 31, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	6.74%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(5.33%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime*
Fund	7.26%	–0.14%	2.36%	3.85%
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30	–0.36	2.01	4.22

* Lifetime returns are from January 2, 1996, the date the fund began investment operations. Class 2 shares began investment operations on April 30, 1997; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
U.S. Government Securities Fund - Class 2 Shares | U.S. Government Securities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe or other relevant metrics. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe or other relevant metrics.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe or other relevant metrics.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 7.37% (quarter ended March 31, 2020) Lowest -5.16% (quarter ended September 30, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	7.37%
Highest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(5.16%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime*
Fund	7.75%	–0.23%	1.70%	4.83%
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30	–0.36	2.01	5.61
Bloomberg U.S. Government/Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.09	–0.53	1.46	5.35

* Lifetime returns are from December 2, 1985, the date the fund began investment operations. Class 2 shares began investment operations on April 30, 1997; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Ultra-Short Bond Fund - Class 2 Shares | Ultra-Short Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. The results for certain of the years shown reflect the operation of the fund as a cash management fund prior to its conversion to an ultra-short-term bond fund on May 1, 2016. Accordingly, results for such periods may not be representative of the fund's results had the fund been operated as an ultra-short-term bond fund during the entire period. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 1.29% (quarter ended June 30, 2024) Lowest -0.18% (quarter ended December 31, 2021)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	1.29%
Highest Quarterly Return, Date	Jun. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(0.18%)
Lowest Quarterly Return, Date	Dec. 31, 2021
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime*
Fund	3.83%	2.78%	1.71%	3.02%
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30	–0.36	2.01	6.09
Bloomberg Short-Term Government/Corporate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	4.46	3.12	2.34	N/A

* Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 2 shares began investment operations on April 30, 1997; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Growth Fund - Class 3 Shares | Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 28.67% (quarter ended June 30, 2020) Lowest -23.05% (quarter ended June 30, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	28.67%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(23.05%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime*
Fund	20.32%	13.45%	18.05%	13.62%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.88	14.42	14.82	11.96

* Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 3 shares began investment operations on January 16, 2004; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
EUPAC Fund - Class 3 Shares | EUPAC Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 21.68% (quarter ended December 31, 2020) Lowest -24.62% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	21.68%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(24.62%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime*
Fund	26.85%	3.48%	7.07%	7.53%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	32.39	7.91	8.41	6.25

* Lifetime returns are from May 1, 1990, the date the fund began investment operations. Class 3 shares began investment operations on January 16, 2004; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Growth-Income Fund - Class 3 Shares | Growth-Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 20.02% (quarter ended June 30, 2020) Lowest -19.76% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	20.02%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(19.76%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime*
Fund	18.13%	13.98%	14.00%	11.64%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.88	14.42	14.82	11.96

* Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 3 shares began investment operations on January 16, 2004; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Asset Allocation Fund - Class 3 Shares | Asset Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 13.82% (quarter ended June 30, 2020) Lowest -13.50% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	13.82%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(13.50%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime*
Fund	15.94%	9.05%	9.85%	8.63%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.88	14.42	14.82	10.80
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.70	8.47	9.78	8.75
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30	–0.36	2.01	5.07

* Lifetime returns are from August 1, 1989, the date the fund began investment operations. Class 3 shares began investment operations on January 16, 2004; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
American High-Income Trust - Class 3 Shares | American High-Income Trust
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 8.76% (quarter ended June 30, 2020) Lowest -12.50% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	8.76%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(12.50%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime*
Fund	8.26%	5.68%	7.03%	8.12%
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30	–0.36	2.01	6.09
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	8.62	4.50	6.52	N/A

* Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 3 shares began investment operations on January 16, 2004; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
U.S. Government Securities Fund - Class 3 Shares | U.S. Government Securities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe or other relevant metrics. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe or other relevant metrics.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe or other relevant metrics.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 7.36% (quarter ended March 31, 2020) Lowest -5.18% (quarter ended September 30, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	7.36%
Highest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(5.18%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime*
Fund	7.78%	–0.19%	1.77%	4.90%
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30	–0.36	2.01	5.61
Bloomberg U.S. Government/Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.09	–0.53	1.46	5.35

* Lifetime returns are from December 2, 1985, the date the fund began investment operations. Class 3 shares began investment operations on January 16, 2004; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Ultra-Short Bond Fund - Class 3 Shares | Ultra-Short Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. The results for certain of the years shown reflect the operation of the fund as a cash management fund prior to its conversion to an ultra-short-term bond fund on May 1, 2016. Accordingly, results for such periods may not be representative of the fund's results had the fund been operated as an ultra-short-term bond fund during the entire period. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 1.31% (quarter ended December 31, 2023) Lowest -0.18% (quarter ended June 30, 2021)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	1.31%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(0.18%)
Lowest Quarterly Return, Date	Jun. 30, 2021
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime*
Fund	3.86%	2.83%	1.78%	3.09%
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30	–0.36	2.01	6.09
Bloomberg Short-Term Government/Corporate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	4.46	3.12	2.34	N/A

* Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 3 shares began investment operations on January 16, 2004; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Global Growth Fund - Class 4 Shares | Global Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

Lifetime returns are from April 30, 1997, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 24.23% (quarter ended June 30, 2020) Lowest -16.64% (quarter ended June 30, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	24.23%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(16.64%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years*	Lifetime*
Fund	21.34%	7.97%	11.89%	10.04%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	22.34	11.19	11.72	7.61

* Lifetime returns are from April 30, 1997, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
SMALLCAP World Fund - Class 4 Shares | SMALLCAP World Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

Lifetime returns are from April 30, 1998, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 29.18% (quarter ended June 30, 2020) Lowest -25.27% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	29.18%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(25.27%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years*	Lifetime*
Fund	14.33%	0.23%	6.96%	8.15%
MSCI ACWI IMI Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	22.06	10.75	11.45	7.11
MSCI All Country World Small Cap Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	19.72	7.29	9.32	8.02

* Lifetime returns are from April 30, 1998, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
U.S. Small and Mid Cap Equity Fund - Class 4 Shares | U.S. Small and Mid Cap Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows the fund’s investment results of the Class 4 shares of the fund for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows the fund’s investment results of the Class 4 shares of the fund for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows the fund’s investment results of the Class 4 shares of the fund for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 12.42% (quarter ended June 30, 2025) Lowest -4.33% (quarter ended March 31, 2025)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	12.42%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(4.33%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	Lifetime
Fund	15.88%	11.13%
Russell 3000® Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.15	15.18
Russell 2500™ Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	11.91	8.16
Russell Midcap® Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	10.60	6.77

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Growth Fund - Class 4 Shares | Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 28.56% (quarter ended June 30, 2020) Lowest -23.11% (quarter ended June 30, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	28.56%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(23.11%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years*	Lifetime*
Fund	19.93%	13.09%	17.67%	13.26%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.88	14.42	14.82	11.96

* Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
EUPAC Fund - Class 4 Shares | EUPAC Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

Lifetime returns are from May 1, 1990, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 21.60% (quarter ended December 31, 2020) Lowest -24.68% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	21.60%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(24.68%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years*	Lifetime*
Fund	26.41%	3.14%	6.73%	7.19%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	32.39	7.91	8.41	6.25

* Lifetime returns are from May 1, 1990, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
New World Fund - Class 4 Shares | New World Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

Lifetime returns are from June 17, 1999, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 24.54% (quarter ended June 30, 2020) Lowest -23.16% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	24.54%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(23.16%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years*	Lifetime*
Fund	27.92%	5.06%	8.98%	7.94%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	22.34	11.19	11.72	6.67
MSCI Emerging Markets Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	33.57	4.20	8.42	7.20

* Lifetime returns are from June 17, 1999, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Capital World Growth and Income Fund - Class 4 Shares | Capital World Growth and Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

Lifetime returns are from May 1, 2006, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 19.11% (quarter ended June 30, 2020) Lowest -25.53% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	19.11%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(25.53%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime*
Fund	24.46%	10.01%	10.74%	7.86%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	22.34	11.19	11.72	7.77

* Lifetime returns are from May 1, 2006, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Growth-Income Fund - Class 4 Shares | Growth-Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 19.92% (quarter ended June 30, 2020) Lowest -19.83% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	19.92%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(19.83%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years*	Lifetime*
Fund	17.77%	13.62%	13.63%	11.28%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.88	14.42	14.82	11.96

* Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
International Growth and Income Fund - Class 4 Shares | International Growth and Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

Lifetime returns are from April 30, 1997, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 20.70% (quarter ended December 31, 2020) Lowest -24.82% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	20.70%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(24.82%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime*
Fund	35.09%	7.42%	7.54%	8.22%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	32.39	7.91	8.41	8.54

* Lifetime returns are from November 18, 2008, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Washington Mutual Investors Fund - Class 4 Shares | Washington Mutual Investors Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. The results for all of the years shown reflect the operation of the fund as the Blue Chip Income and Growth Fund prior to May 1, 2021. Accordingly, results for such periods may not be representative of the fund’s results had the fund been operated under its current strategy during the entire period. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

 Lifetime returns are from July 5, 2001, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 19.65% (quarter ended June 30, 2020) Lowest -23.52% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	19.65%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(23.52%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years*	Lifetime*
Fund	16.90%	13.60%	12.08%	7.77%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.88	14.42	14.82	9.34

* Lifetime returns are from July 5, 2001, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Capital Income Builder - Class 4 Shares | Capital Income Builder
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 11.22% (quarter ended December 31, 2022) Lowest -15.02% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	11.22%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(15.02%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception – 5/1/14)	20.16%	8.82%	7.32%	6.06%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	22.34	11.19	11.72	9.92
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.73	7.73	8.92	7.68
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30	–0.36	2.01	2.02

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Asset Allocation Fund - Class 4 Shares | Asset Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

Lifetime returns are from August 1, 1989, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 13.73% (quarter ended June 30, 2020) Lowest -13.56% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	13.73%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(13.56%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years*	Lifetime*
Fund	15.59%	8.70%	9.50%	8.30%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.88	14.42	14.82	10.80
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.70	8.47	9.78	8.75
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30	–0.36	2.01	5.07

* Lifetime returns are from August 1, 1989, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
American Funds Global Balanced Fund - Class 4 Shares | American Funds Global Balanced Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

Lifetime returns are from May 2, 2011, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 10.55% (quarter ended June 30, 2020) Lowest -12.35% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	10.55%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(12.35%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime*
Fund	16.96%	5.85%	7.43%	6.27%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	22.34	11.19	11.72	9.40
Global Balanced Historical Benchmarks Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	15.15	5.53	7.49	6.01
Global Balanced Fixed Income Historical Benchmarks Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	4.86	–2.75	0.95	0.65

* Lifetime returns are from May 2, 2011, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
American Funds Mortgage Fund - Class 4 Shares | American Funds Mortgage Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

Lifetime returns are from May 2, 2011, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 6.70% (quarter ended December 31, 2023) Lowest -5.15% (quarter ended September 30, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	6.70%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(5.15%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime*
Fund	8.32%	0.06%	1.43%	1.76%
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30	–0.36	2.01	2.35
Bloomberg U.S. Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	8.58	0.15	1.59	1.98

* Lifetime returns are from May 2, 2011, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
American High-Income Trust - Class 4 Shares | American High-Income Trust
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 8.82% (quarter ended June 30, 2020) Lowest -12.59% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	8.82%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(12.59%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years*	Lifetime*
Fund	7.93%	5.33%	6.68%	7.79%
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30	–0.36	2.01	6.09
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	8.62	4.50	6.52	N/A

* Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Capital World Bond Fund - Class 4 Shares | Capital World Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe or other relevant metrics. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe or other relevant metrics.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe or other relevant metrics.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

 Lifetime returns are from October 4, 2006, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 8.93% (quarter ended December 31, 2023) Lowest -8.56% (quarter ended March 31, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	8.93%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(8.56%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years*	Lifetime*
Fund	9.03%	–2.76%	0.97%	2.20%
Bloomberg Global Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	8.17	–2.15	1.26	2.35

* Lifetime returns are from October 4, 2006, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
The Bond Fund of America - Class 4 Shares | The Bond Fund of America
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

Lifetime returns are from January 2, 1996, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 6.60% (quarter ended December 31, 2023) Lowest -5.27% (quarter ended March 31, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	6.60%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(5.27%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years*	Lifetime*
Fund	6.98%	–0.38%	2.11%	3.59%
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30	–0.36	2.01	4.22

* Lifetime returns are from January 2, 1996, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
U.S. Government Securities Fund - Class 4 Shares | U.S. Government Securities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe or other relevant metrics. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe or other relevant metrics.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe or other relevant metrics.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

Lifetime returns are from December 2, 1985, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 7.28% (quarter ended March 31, 2020) Lowest -5.27% (quarter ended September 30, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	7.28%
Highest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(5.27%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years*	Lifetime*
Fund	7.54%	–0.49%	1.45%	4.57%
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30	–0.36	2.01	5.61
Bloomberg U.S. Government/Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.09	–0.53	1.46	5.35

* Lifetime returns are from December 2, 1985, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Ultra-Short Bond Fund - Class 4 Shares | Ultra-Short Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. The results for certain of the years shown reflect the operation of the fund as a cash management fund prior to its conversion to an ultra-short-term bond fund on May 1, 2016. Accordingly, results for such periods may not be representative of the fund's results had the fund been operated as an ultra-short-term bond fund during the entire period. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 1.23% (quarter ended June 30, 2024) Lowest -0.18% (quarter ended March 31, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	1.23%
Highest Quarterly Return, Date	Jun. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(0.18%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years*	Lifetime*
Fund (inception date – 12/14/12)	3.59%	2.53%	1.46%	2.78%
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30	–0.36	2.01	6.09
Bloomberg Short-Term Government/Corporate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	4.46	3.12	2.34	N/A

* Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Managed Risk Growth Fund - Class P1 Shares | Managed Risk Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 13.17% (quarter ended June 30, 2020) Lowest -14.13% (quarter ended June 30, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	13.17%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(14.13%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date – 5/1/13)	13.63%	8.22%	12.03%	10.88%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.88	14.42	14.82	14.31
S&P 500 Managed Risk Index – Moderate Aggressive (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.55	9.57	9.68	9.48

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Managed Risk EUPAC Fund - Class P1 Shares | Managed Risk EUPAC Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 15.19% (quarter ended December 31, 2020) Lowest -17.07% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	15.19%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(17.07%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date – 5/1/13)	15.33%	–0.04%	3.23%	2.29%
MSCI ACWI (All Country World Index) ex USA (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	32.39	7.91	8.41	6.42
S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	15.41	4.93	4.73	3.91

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Managed Risk Washington Mutual Investors Fund - Class P1 Shares | Managed Risk Washington Mutual Investors Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. The results for the years shown prior to May 1, 2021 reflect the operation of the fund as Managed Risk Blue Chip Income and Growth Fund. Accordingly, results for such periods may not be representative of the fund's results had the fund been operated under its current strategy during the entire period. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 9.05% (quarter ended December 31, 2023) Lowest -13.07% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	9.05%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(13.07%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date – 5/1/13)	10.95%	8.32%	7.50%	6.91%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.88	14.42	14.82	14.31
S&P 500 Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.47	8.36	8.78	8.59

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Managed Risk Growth-Income Fund - Class P1 Shares | Managed Risk Growth-Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 10.28% (quarter ended December 31, 2023) Lowest -9.36% (quarter ended June 30, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	10.28%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(9.36%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date – 5/1/13)	11.45%	7.97%	9.26%	8.64%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.88	14.42	14.82	14.31
S&P 500 Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.47	8.36	8.78	8.59

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Managed Risk Asset Allocation Fund - Class P1 Shares | Managed Risk Asset Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 8.74% (quarter ended December 31, 2023) Lowest -9.49% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	8.74%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(9.49%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date – 9/28/12)	12.01%	6.71%	7.44%	7.37%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.88	14.42	14.82	14.55
S&P 500 Managed Risk Index – Moderate Conservative (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.41	7.19	7.94	7.98

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Managed Risk Growth Fund - Class P2 Shares | Managed Risk Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 13.12% (quarter ended June 30, 2020) Lowest -14.22% (quarter ended June 30, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	13.12%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(14.22%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date – 5/1/13)	13.41%	7.96%	11.74%	10.58%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.88	14.42	14.82	14.31
S&P 500 Managed Risk Index – Moderate Aggressive (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.55	9.57	9.68	9.48

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Managed Risk EUPAC Fund - Class P2 Shares | Managed Risk EUPAC Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 15.08% (quarter ended December 31, 2020) Lowest -17.22% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	15.08%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(17.22%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date – 5/1/13)	15.09%	–0.29%	2.90%	1.96%
MSCI ACWI (All Country World Index) Ex USA (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	32.39	7.91	8.41	6.42
S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	15.41	4.93	4.73	3.91

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Managed Risk Washington Mutual Investors Fund - Class P2 Shares | Managed Risk Washington Mutual Investors Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. The results for the years shown prior to May 1, 2021 reflect the operation of the fund as Managed Risk Blue Chip Income and Growth Fund. Accordingly, results for such periods may not be representative of the fund's results had the fund been operated under its current strategy during the entire period. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 8.89% (quarter ended December 31, 2023) Lowest -13.18% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	8.89%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(13.18%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date – 5/1/13)	10.65%	8.04%	7.18%	6.59%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.88	14.42	14.82	14.31
S&P 500 Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.47	8.36	8.78	8.59

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Managed Risk Growth-Income Fund - Class P2 Shares | Managed Risk Growth-Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 10.23% (quarter ended December 31, 2023) Lowest -9.53% (quarter ended June 30, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	10.23%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(9.53%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date – 5/1/13)	11.17%	7.70%	8.98%	8.34%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.88	14.42	14.82	14.31
S&P 500 Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.47	8.36	8.78	8.59

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Managed Risk Asset Allocation Fund - Class P2 Shares | Managed Risk Asset Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 8.65% (quarter ended December 31, 2023) Lowest -9.51% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	8.65%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(9.51%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date – 9/28/12)	11.67%	6.43%	7.17%	7.10%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.88	14.42	14.82	14.55
S&P 500 Managed Risk Index – Moderate Conservative (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.41	7.19	7.94	7.98

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
Portfolio Series - American Funds Global Growth Portfolio - Class 1, Class 1A and Class 2 Shares | Portfolio Series - American Funds Global Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]	Because the fund has not yet begun operation of its Class 1, Class 1A and Class 2 shares, information regarding investment results is not available as of the date of this prospectus.
Performance One Year or Less [Text]	Because the fund has not yet begun operation of its Class 1, Class 1A and Class 2 shares, information regarding investment results is not available as of the date of this prospectus.
Portfolio Series - American Funds Growth and Income Portfolio - Class 1, Class 1A and Class 2 Shares | Portfolio Series - American Funds Growth and Income Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]	Because the fund has not yet begun operation of its Class 1, Class 1A and Class 2 shares, information regarding investment results is not available as of the date of this prospectus.
Performance One Year or Less [Text]	Because the fund has not yet begun operation of its Class 1, Class 1A and Class 2 shares, information regarding investment results is not available as of the date of this prospectus.
Portfolio Series - American Funds Managed Risk Growth Portfolio - Class P1 Shares | Portfolio Series - American Funds Managed Risk Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]	Because the fund has not yet begun operation of its Class P1 shares, information regarding investment results is not available as of the date of this prospectus.
Performance One Year or Less [Text]	Because the fund has not yet begun operation of its Class P1 shares, information regarding investment results is not available as of the date of this prospectus.
Portfolio Series - American Funds Managed Risk Growth and Income Portfolio - Class P1 Shares | Portfolio Series - American Funds Managed Risk Growth and Income Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]	Because the fund has not yet begun operation of its Class P1 shares, information regarding investment results is not available as of the date of this prospectus.
Performance One Year or Less [Text]	Because the fund has not yet begun operation of its Class P1 shares, information regarding investment results is not available as of the date of this prospectus.
Portfolio Series - American Funds Managed Risk Global Allocation Portfolio - Class P1 Shares | Portfolio Series - American Funds Managed Risk Global Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]	Because the fund has not yet begun operation of its Class P1 shares, information regarding investment results is not available as of the date of this prospectus.
Performance One Year or Less [Text]	Because the fund has not yet begun operation of its Class P1 shares, information regarding investment results is not available as of the date of this prospectus.
Portfolio Series - American Funds Global Growth Portfolio - Class 4 Shares | Portfolio Series - American Funds Global Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 23.71% (quarter ended June 30, 2020) Lowest -21.12% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	23.71%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(21.12%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date — 5/1/15)	21.55%	7.74%	11.06%	9.75%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	22.34	11.19	11.72	10.13

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
American Funds Growth and Income Portfolio - Class 4 Shares | Portfolio Series - American Funds Growth and Income Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 13.70% (quarter ended June 30, 2020) Lowest -12.20% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	13.70%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(12.20%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date — 5/1/15)	16.12%	7.43%	8.82%	7.85%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.88	14.42	14.82	13.66
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30	–0.36	2.01	1.85
MSCI ACWI ex U.S. Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	32.39	7.91	8.41	6.46
American Funds Insurance Series Growth and Income Portfolio Series Custom Index (reflects no deduction for sales charges, commissions, account fees, expenses or U.S. federal income taxes)	16.38	7.22	8.55	7.64

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
American Funds Managed Risk Growth Portfolio - Class P2 Shares | Portfolio Series - American Funds Managed Risk Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 9.94% (quarter ended December 31, 2023) Lowest -10.79% (quarter ended June 30, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	9.94%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(10.79%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date — 5/1/15)	11.27%	5.35%	7.53%	6.51%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.88	14.42	14.82	13.66
S&P 500 Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.47	8.36	8.78	7.85

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
American Funds Managed Risk Growth and Income Portfolio - Class P2 Shares | Portfolio Series - American Funds Managed Risk Growth and Income Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

 The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 8.94% (quarter ended December 31, 2023) Lowest -10.91% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	8.94%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(10.91%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date — 5/1/15)	12.81%	5.91%	6.75%	5.75%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.88	14.42	14.82	13.66
S&P 500 Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.47	8.36	8.78	7.85

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
American Funds Managed Risk Global Allocation Portfolio - Class P2 Shares | Portfolio Series - American Funds Managed Risk Global Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 9.36% (quarter ended December 31, 2023) Lowest -12.67% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	9.36%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(12.67%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date — 5/1/15)	14.08%	3.90%	5.61%	4.56%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	22.34	11.19	11.72	10.13
S&P Global LargeMidCap Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	11.89	6.92	7.42	6.23

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
American Funds IS 2070 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2070 Target Date Retirement Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows the fund’s investment results of the Class 4 shares of the fund for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows the fund’s investment results of the Class 4 shares of the fund for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows the fund’s investment results of the Class 4 shares of the fund for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart [Heading]	Calendar year total returns for Class 4 shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 12.70% (quarter ended June 30, 2025) Lowest -1.82% (quarter ended March 31, 2025)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	12.70%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(1.82%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	Lifetime
Fund (inception date — 5/1/2024)	20.45%	19.08%
S&P 500 Index	17.88	22.06
S&P Target Date 2065+ Index	20.17	19.00
Bloomberg U.S. Aggregate Index	7.30	6.98

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
American Funds IS 2065 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2065 Target Date Retirement Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart [Heading]	Calendar year total returns for Class 4 shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 12.79% (quarter ended June 30, 2025) Lowest -2.04% (quarter ended March 31, 2025)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	12.79%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(2.04%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	Lifetime
Fund (inception date — 5/1/2023)	20.61%	18.70%
S&P 500 Index	17.88	22.14
S&P Target Date 2065+ Index	20.17	17.46
Bloomberg U.S. Aggregate Index	7.30	4.25

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
American Funds IS 2060 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2060 Target Date Retirement Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart [Heading]	Calendar year total returns for Class 4 shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 12.98% (quarter ended June 30, 2025) Lowest -1.94% (quarter ended March 31, 2025)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	12.98%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(1.94%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	Lifetime
Fund (inception date — 5/1/2023)	20.90%	18.69%
S&P 500 Index	17.88	22.14
S&P Target Date 2060 Index	19.94	17.15
Bloomberg U.S. Aggregate Index	7.30	4.25

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
American Funds IS 2055 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2055 Target Date Retirement Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart [Heading]	Calendar year total returns for Class 4 shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 12.49% (quarter ended June 30, 2025) Lowest -0.74% (quarter ended December 31, 2024)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	12.49%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(0.74%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	Lifetime
Fund (inception date — 5/1/2023)	22.28%	19.23%
S&P 500 Index	17.88	22.14
S&P Target Date 2055 Index	20.06	17.13
Bloomberg U.S. Aggregate Index	7.30	4.25

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
American Funds IS 2050 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2050 Target Date Retirement Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart [Heading]	Calendar year total returns for Class 4 shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 12.12% (quarter ended June 30, 2025) Lowest -0.79% (quarter ended December 31, 2024)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	12.12%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(0.79%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	Lifetime
Fund (inception date — 5/1/2023)	21.94%	18.93%
S&P 500 Index	17.88	22.14
S&P Target Date 2050 Index	19.56	16.94
Bloomberg U.S. Aggregate Index	7.30	4.25

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
American Funds IS 2045 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2045 Target Date Retirement Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart [Heading]	Calendar year total returns for Class 4 shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 11.69% (quarter ended June 30, 2025) Lowest -0.50% (quarter ended December 31, 2024)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	11.69%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(0.50%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	Lifetime
Fund (inception date — 5/1/2023)	21.63%	18.71%
S&P 500 Index	17.88	22.14
S&P Target Date 2045 Index	19.48	16.51
Bloomberg U.S. Aggregate Index	7.30	4.25

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
American Funds IS 2040 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2040 Target Date Retirement Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart [Heading]	Calendar year total returns for Class 4 shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 10.96% (quarter ended June 30, 2025) Lowest -1.00% (quarter ended December 31, 2024)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	10.96%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(1.00%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	Lifetime
Fund (inception date — 5/1/2023)	20.10%	17.54%
S&P 500 Index	17.88	22.14
S&P Target Date 2040 Index	18.20	15.56
Bloomberg U.S. Aggregate Index	7.30	4.25

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
American Funds IS 2035 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2035 Target Date Retirement Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart [Heading]	Calendar year total returns for Class 4 shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 16.18% (quarter ended June 30, 2020) Lowest -15.80% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	16.18%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(15.80%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	Lifetime
Fund (inception date — 12/6/19)	17.13%	7.91%	9.59%
S&P 500 Index	17.88	14.42	15.42
S&P Target Date 2035 Index	16.80	8.19	9.24
Bloomberg U.S. Aggregate Index	7.30	–0.36	0.92

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
American Funds IS 2030 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2030 Target Date Retirement Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart [Heading]	Calendar year total returns for Class 4 shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 13.10% (quarter ended June 30, 2020) Lowest -12.91% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	13.10%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(12.91%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	Lifetime
Fund (inception date — 12/6/19)	15.62%	6.81%	8.19%
S&P 500 Index	17.88	14.42	15.42
S&P Target Date 2030 Index	15.13	7.07	8.12
Bloomberg U.S. Aggregate Index	7.30	–0.36	0.92

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
American Funds IS 2025 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | American Funds IS 2025 Target Date Retirement Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart [Heading]	Calendar year total returns for Class 4 shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 11.37% (quarter ended June 30, 2020) Lowest -10.47% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	11.37%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(10.47%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	Lifetime
Fund (inception date — 12/6/19)	14.20%	5.82%	7.16%
S&P 500 Index	17.88	14.42	15.42
S&P Target Date 2025 Index	13.98	6.07	7.13
Bloomberg U.S. Aggregate Index	7.30	–0.36	0.92

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
American Funds IS 2020 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | American Funds IS 2020 Target Date Retirement Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart [Heading]	Calendar year total returns for Class 4 shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 9.44% (quarter ended June 30, 2020) Lowest -9.02% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	9.44%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(9.02%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	Lifetime
Fund (inception date — 12/6/19)	13.64%	5.70%	6.64%
S&P 500 Index	17.88	14.42	15.42
S&P Target Date 2020 Index	12.72	5.35	6.33
Bloomberg U.S. Aggregate Index	7.30	–0.36	0.92

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
American Funds IS 2015 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | American Funds IS 2015 Target Date Retirement Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart [Heading]	Calendar year total returns for Class 4 shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 8.92% (quarter ended June 30, 2020) Lowest -8.72% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	8.92%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(8.72%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	Lifetime
Fund (inception date — 12/6/19)	12.83%	5.41%	6.26%
S&P 500 Index	17.88	14.42	15.42
S&P Target Date 2015 Index	12.15	4.91	5.94
Bloomberg U.S. Aggregate Index	7.30	–0.36	0.92

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
American Funds IS 2010 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | American Funds IS 2010 Target Date Retirement Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Past Does Not Indicate Future [Text]	Past investment results are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart [Heading]	Calendar year total returns for Class 4 shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 8.19% (quarter ended June 30, 2020) Lowest -7.94% (quarter ended March 31, 2020)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	8.19%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(7.94%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	Lifetime
Fund (inception date — 12/6/19)	12.42%	5.16%	5.92%
S&P 500 Index	17.88	14.42	15.42
S&P Target Date 2010 Index	11.91	4.54	5.56
Bloomberg U.S. Aggregate Index	7.30	–0.36	0.92

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/afis
American Funds IS 2070 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2070 Target Date Retirement Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]	Because the fund has not yet begun investment operations of its Class 1A and Class 2 shares, information regarding investment results is not available as of the date of this prospectus.
Performance One Year or Less [Text]	Because the fund has not yet begun investment operations of its Class 1A and Class 2 shares, information regarding investment results is not available as of the date of this prospectus.
American Funds IS 2065 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2065 Target Date Retirement Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]	Because the fund has not yet begun investment operations of its Class 1A and Class 2 shares, information regarding investment results is not available as of the date of this prospectus.
Performance One Year or Less [Text]	Because the fund has not yet begun investment operations of its Class 1A and Class 2 shares, information regarding investment results is not available as of the date of this prospectus.
American Funds IS 2060 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2060 Target Date Retirement Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]	Because the fund has not yet begun investment operations of its Class 1A and Class 2 shares, information regarding investment results is not available as of the date of this prospectus.
Performance One Year or Less [Text]	Because the fund has not yet begun investment operations of its Class 1A and Class 2 shares, information regarding investment results is not available as of the date of this prospectus.
American Funds IS 2055 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2055 Target Date Retirement Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]	Because the fund has not yet begun investment operations of its Class 1A and Class 2 shares, information regarding investment results is not available as of the date of this prospectus.
Performance One Year or Less [Text]	Because the fund has not yet begun investment operations of its Class 1A and Class 2 shares, information regarding investment results is not available as of the date of this prospectus.
American Funds IS 2050 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2050 Target Date Retirement Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]	Because the fund has not yet begun investment operations of its Class 1A and Class 2 shares, information regarding investment results is not available as of the date of this prospectus.
Performance One Year or Less [Text]	Because the fund has not yet begun investment operations of its Class 1A and Class 2 shares, information regarding investment results is not available as of the date of this prospectus.
American Funds IS 2045 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2045 Target Date Retirement Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]	Because the fund has not yet begun investment operations of its Class 1A and Class 2 shares, information regarding investment results is not available as of the date of this prospectus.
Performance One Year or Less [Text]	Because the fund has not yet begun investment operations of its Class 1A and Class 2 shares, information regarding investment results is not available as of the date of this prospectus.
American Funds IS 2040 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2040 Target Date Retirement Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]	Because the fund has not yet begun investment operations of its Class 1A and Class 2 shares, information regarding investment results is not available as of the date of this prospectus.
Performance One Year or Less [Text]	Because the fund has not yet begun investment operations of its Class 1A and Class 2 shares, information regarding investment results is not available as of the date of this prospectus.
American Funds IS 2035 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2035 Target Date Retirement Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]	Because the fund has not yet begun investment operations of its Class 1A and Class 2 shares, information regarding investment results is not available as of the date of this prospectus.
Performance One Year or Less [Text]	Because the fund has not yet begun investment operations of its Class 1A and Class 2 shares, information regarding investment results is not available as of the date of this prospectus.
American Funds IS 2030 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2030 Target Date Retirement Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]	Because the fund has not yet begun investment operations of its Class 1A and Class 2 shares, information regarding investment results is not available as of the date of this prospectus.
Performance One Year or Less [Text]	Because the fund has not yet begun investment operations of its Class 1A and Class 2 shares, information regarding investment results is not available as of the date of this prospectus.
American Funds IS 2025 Target Date Retirement Income Fund - Class 1A and Class 2 Shares | American Funds IS 2025 Target Date Retirement Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]	Because the fund has not yet begun investment operations of its Class 1A and Class 2 shares, information regarding investment results is not available as of the date of this prospectus.
Performance One Year or Less [Text]	Because the fund has not yet begun investment operations of its Class 1A and Class 2 shares, information regarding investment results is not available as of the date of this prospectus.
American Funds IS 2020 Target Date Retirement Income Fund - Class 1A and Class 2 Shares | American Funds IS 2020 Target Date Retirement Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]	Because the fund has not yet begun investment operations of its Class 1A and Class 2 shares, information regarding investment results is not available as of the date of this prospectus.
Performance One Year or Less [Text]	Because the fund has not yet begun investment operations of its Class 1A and Class 2 shares, information regarding investment results is not available as of the date of this prospectus.
American Funds IS 2015 Target Date Retirement Income Fund - Class 1A and Class 2 Shares | American Funds IS 2015 Target Date Retirement Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]	Because the fund has not yet begun investment operations of its Class 1A and Class 2 shares, information regarding investment results is not available as of the date of this prospectus.
Performance One Year or Less [Text]	Because the fund has not yet begun investment operations of its Class 1A and Class 2 shares, information regarding investment results is not available as of the date of this prospectus.
American Funds IS 2010 Target Date Retirement Income Fund - Class 1A and Class 2 Shares | American Funds IS 2010 Target Date Retirement Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]	Because the fund has not yet begun investment operations of its Class 1A and Class 2 shares, information regarding investment results is not available as of the date of this prospectus.
Performance One Year or Less [Text]	Because the fund has not yet begun investment operations of its Class 1A and Class 2 shares, information regarding investment results is not available as of the date of this prospectus.